BASIS OF PRESENTATION & ORGANIZATION	3 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION & ORGANIZATION

1.	BASIS OF PRESENTATION & ORGANIZATION

Basis of presentation

The accompanying unaudited interim financial statements of Lot78, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto of the Company contained in Form 8-K/A filed with the SEC on July 19, 2013.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the fiscal year ended September 30, 2012 as reported in the Company’s Form 8-K/A have been omitted.

Description of Business & Reverse Merger

We were incorporated as Bold Energy Inc. in the State of Nevada as a for-profit Company on June 27, 2008, to develop a wide range loyalty program based on “Global Club points” awarded for all purchases made in associated establishments. On November 10, 2009, a change in control occurred when Bold Energy, Inc. received a resignation notice from Orlando J. Narita from all of his positions with the Company, including President, CEO, Principal Executive Officer, Treasurer, CFO, Principal Accounting Officer, Secretary, and Director. On November 30, 2009, Bold Energy, Inc. appointed Eden Clark as its new President, CEO, Principal Executive Officer, Treasurer, CFO, Principal Accounting Officer, Secretary, Treasurer and as Director.

On February 4, 2013, Bold Energy, Inc. closed a voluntary share exchange transaction with Anio, Ltd., a limited liability company established under the laws of the United Kingdom, which conducts its primary line of business under the name “Lot78”, pursuant to a Share Exchange Agreement (the “Exchange Agreement”) by and among the Company and its controlling stockholders, on the one hand, and Anio Ltd. And the stockholders of Anio Ltd. (the “Selling Stockholders”), on the other hand.

At the closing of the transactions contemplated by the Exchange Agreement (the “Closing”), the Company issued 127,638,616 new shares of its common stock to the Selling Stockholders in exchange for 100% of the issued and outstanding capital stock of Anio Ltd. And Eden Clark and Patrick DeBlois irrevocably cancelled a total of 123,817,552 restricted shares of common stock of the Company. As a result of the Share Exchange Agreement, Anio Ltd. Became the Company’s wholly-owned subsidiary, and the Company acquired the business and operations of Anio Ltd. There were 100,574,016 shares of common stock outstanding prior to the reverse merger.  These shares were treated as issued during the nine months ended June 30, 2013.

On May 17, 2013, the Company authorized the issuance of 3,821,064 shares of Common Stock with no cost basis, which were to be backdated to January 31, 2013, as said shares should have been included in an initial issuance pursuant to that certain Share Exchange Agreement dated November 12, 2012.

Lot78, Inc. was deemed to be the accounting acquirer in this transaction and as a result this transaction was accounted for as a reverse merger. The historical financial statements presented in this filing are those of Lot78, Inc. The assets and liabilities of Bold Energy, Inc. were recorded, as of completion of the merger, at fair value, which is considered to approximate historical cost, and added to those of Lot78, Inc.

Pursuant to the closing of the Share Exchange Agreement, Eden Clark resigned as the President, Chief Executive Officer, Chief Financial Officer, Secretary, Treasurer and sole member of the Board of Directors of the Company. Concurrently, Oliver Amhurst was appointed as the Company’s President, Chief Executive Officer, Chief Financial Officer, Secretary, Treasurer and sole member of the Board of Directors. Subsequent to the Closing, Mr. Asgherali Gulamhussein was appointed as Chief Financial Officer and Director of the Company.

Our business is subject to seasonal fluctuations. Historically, sales of our products have been higher during quarter 2 and quarter 4. As a result, our quarterly and annual operating results and comparable sales may fluctuate significantly as a result of seasonality. Accordingly, results for any one quarter or year are not necessarily indicative of results to be expected for any other quarter or for any year, and comparable sales for any particular future period may decrease.